UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
            January 13, 2016 to February 12, 2016

     Commission File Number of issuing entity: 333-193376-08
       Central Index Key Number of issuing entity: 0001612126

                 COMM 2014-UBS4 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-193376
         Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001505494
                        The Bancorp Bank
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877
                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001625508
                         Pillar Funding LLC
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 47-1478558
                  Upper Tier Remic 47-1559281
                   Grantor Trust 47-6424351
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On February 12, 2016 a distribution was made to holders of the certificates issued by COMM 2014-UBS4 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from January 13, 2016 to February 12, 2016 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2014-UBS4 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of the Depositor is 0001013454.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of UBS is 0001541886.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of GACC is 0001541294.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         February 12, 2016.  The CIK number for CCRE is 0001558761.

         The Bancorp Bank ("Bancorp"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on January 11, 2016. The CIK number for Bancorp is 0001505494.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 29, 2016. The CIK number of KeyBank is 0001089877.

         Pillar Funding LLC ("Pillar"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on July 16, 2015. The CIK number for Pillar is 0001625508.


Part II - OTHER INFORMATION

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2014-UBS4 Mortgage Trust, relating to the February 12, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    February 24, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2014-UBS4 Mortgage Trust, relating to the February 12, 2016 distribution.